Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Alpha Strategy Fund
Focused Growth Fund
Focused Large Cap Value Fund
Focused Small Cap Value Fund
Fundamental Equity Fund
Global Equity Fund
Growth Leaders Fund
Health Care Fund
International Equity Fund
International Opportunities Fund
International Value Fund
Micro Cap Growth Fund
Value Opportunities Fund

For the period ended July 31, 2025

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.99%

INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.99%
Lord Abbett Developing Growth Fund, Inc. - Class I(c)	4,063,367	$121,738,472
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I(d)	2,072,235	59,307,357
Lord Abbett Securities Trust - International Opportunities Fund - Class I(d)	5,257,812	116,197,641
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I(d)	2,854,022	59,820,307
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I(d)	5,759,948	117,848,534
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(d)	5,940,262	118,211,222
Total Investments in Underlying Funds (cost $527,611,096)		593,123,533
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.06%

Repurchase Agreements 0.06%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $357,100 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $363,688; proceeds: $356,453 (cost $356,413)	$356,413	$356,413
Total Investments in Securities 100.05% (cost $527,967,509)		593,479,946
Other Assets and Liabilities – Net (0.05)%		(285,382)
Net Assets 100.00%		$593,194,564

(a)	These investments offer daily redemptions.
(b)	Affiliated funds.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$593,123,533	$–	$–	$593,123,533
Short-Term Investments
Repurchase Agreements	–	356,413	–	356,413
Total	$593,123,533	$356,413	$–	$593,479,946

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.80%

COMMON STOCKS 95.80%

Aerospace & Defense 2.48%
Axon Enterprise, Inc.*	4,838	$3,655,061

Biotechnology 1.10%
Natera, Inc.*	12,102	1,617,553

Broadline Retail 8.61%
Amazon.com, Inc.*	36,132	8,458,863
MercadoLibre, Inc. (Uruguay)*(a)	1,788	4,244,515
Total		12,703,378

Capital Markets 1.73%
Robinhood Markets, Inc. Class A*	24,761	2,551,621

Communications Equipment 3.32%
Arista Networks, Inc.*	39,747	4,897,625

Construction & Engineering 4.06%
Comfort Systems USA, Inc.	3,432	2,413,726
EMCOR Group, Inc.	5,712	3,584,223
Total		5,997,949

Entertainment 5.51%
Netflix, Inc.*	4,581	5,311,211
Spotify Technology SA (Sweden)*(a)	4,500	2,819,430
Total		8,130,641

Financial Services 3.27%
Toast, Inc. Class A*	63,526	3,102,610
Visa, Inc. Class A	4,984	1,721,822
Total		4,824,432

Ground Transportation 1.62%
Uber Technologies, Inc.*	27,220	2,388,555

Health Care Equipment & Supplies 4.29%
Boston Scientific Corp.*	33,509	3,515,764
Intuitive Surgical, Inc.*	5,848	2,813,415
Total		6,329,179
Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 3.19%
DoorDash, Inc. Class A*	18,823	$4,710,456

Information Technology Services 4.41%
Cloudflare, Inc. Class A*	16,599	3,447,280
Shopify, Inc. Class A (Canada)*(a)	25,104	3,067,960
Total		6,515,240

Interactive Media & Services 9.51%
Alphabet, Inc. Class A	19,259	3,695,802
Meta Platforms, Inc. Class A	13,378	10,347,080
Total		14,042,882

Semiconductors & Semiconductor Equipment 16.94%
Astera Labs, Inc.*	28,050	3,835,277
Broadcom, Inc.	16,605	4,876,889
NVIDIA Corp.	91,589	16,290,935
Total		25,003,101

Software 20.05%
AppLovin Corp. Class A*	8,096	3,163,107
Atlassian Corp. Class A (Australia)*(a)	9,143	1,753,445
Crowdstrike Holdings, Inc. Class A*	5,353	2,433,313
Guidewire Software, Inc.*	10,701	2,420,780
Intuit, Inc.	4,532	3,558,209
Microsoft Corp.	17,936	9,568,856
Palantir Technologies, Inc. Class A*	25,734	4,074,979
ServiceNow, Inc.*	2,770	2,612,443
Total		29,585,132

Specialty Retail 2.98%
Carvana Co.*	11,278	4,400,337

Technology Hardware, Storage & Peripherals 2.73%
Apple, Inc.	19,404	4,027,688
Total Common Stocks (cost $99,257,227)		141,380,830

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND July 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 5.02%

Repurchase Agreements 5.02%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $7,657,800 of U.S. Treasury Note at 2.750% due 4/30/2027; value: $7,553,127; proceeds: $7,405,803 (cost $7,404,980)	$7,404,980	$7,404,980
Investments	Principal Amount	Fair Value
Total Investments in Securities 100.82% (cost $106,662,207)		$148,785,810
Other Assets and Liabilities – Net (0.82)%		(1,204,288)
Net Assets 100.00%		$147,581,522

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$141,380,830	$–	$–	$141,380,830
Short-Term Investments
Repurchase Agreements	–	7,404,980	–	7,404,980
Total	$141,380,830	$7,404,980	$–	$148,785,810

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.24%

COMMON STOCKS 98.24%

Aerospace & Defense 7.62%
Boeing Co.*	7,110	$1,577,282
RTX Corp.	10,778	1,698,290
Total		3,275,572

Banks 4.07%
JPMorgan Chase & Co.	5,906	1,749,593

Beverages 2.98%
Carlsberg AS Class B(a)	10,263	1,279,459

Biotechnology 5.53%
AbbVie, Inc.	7,907	1,494,581
Gilead Sciences, Inc.	7,860	882,600
Total		2,377,181

Building Products 4.05%
Allegion PLC (Ireland)(b)	10,494	1,741,164

Capital Markets 12.31%
Charles Schwab Corp.	20,449	1,998,481
KKR & Co., Inc.	11,019	1,615,165
SEI Investments Co.	19,010	1,675,161
Total		5,288,807

Construction Materials 3.14%
CRH PLC	14,142	1,349,854

Consumer Staples Distribution & Retail 2.88%
BJ’s Wholesale Club Holdings, Inc.*	11,692	1,238,183

Electronic Equipment, Instruments & Components 2.77%
TD SYNNEX Corp.	8,229	1,188,185

Health Care Providers & Services 3.14%
Labcorp Holdings, Inc.	5,194	1,350,856
Investments	Shares	Fair Value
Insurance 7.33%
Aon PLC Class A (United Kingdom)(b)	4,737	$1,684,998
RenaissanceRe Holdings Ltd.	6,014	1,465,853
Total		3,150,851

Interactive Media & Services 4.23%
Alphabet, Inc. Class A	9,477	1,818,636

Machinery 3.28%
Parker-Hannifin Corp.	1,923	1,407,444

Oil, Gas & Consumable Fuels 7.44%
Expand Energy Corp.	10,447	1,094,637
Permian Resources Corp.	63,000	892,080
Shell PLC ADR	16,744	1,209,084
Total		3,195,801

Real Estate Management & Development 3.29%
CBRE Group, Inc. Class A*	9,073	1,413,029

Semiconductors & Semiconductor Equipment 4.14%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,359	1,778,082

Software 4.64%
Microsoft Corp.	3,737	1,993,689

Specialty Retail 9.12%
AutoZone, Inc.*	355	1,337,775
Dick’s Sporting Goods, Inc.	6,190	1,309,247
Lowe’s Cos., Inc.	5,683	1,270,548
Total		3,917,570

Technology Hardware, Storage & Peripherals 3.40%
NetApp, Inc.	14,033	1,461,256

Trading Companies & Distributors 2.88%
AerCap Holdings NV (Ireland)(b)	11,526	1,236,163
Total Common Stocks (cost $31,801,118)		42,211,375

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND July 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.43%

Repurchase Agreements 1.43%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $616,700 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $628,049; proceeds: $615,611 (cost $615,543)	$615,543	$615,543
Total Investments in Securities 99.67% (cost $32,416,661)		42,826,918
Other Assets and Liabilities – Net 0.33%		142,272
Net Assets 100.00%		$42,969,190

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$1,279,459	$–	$1,279,459
Remaining Industries	40,931,916	–	–	40,931,916
Short-Term Investments
Repurchase Agreements	–	615,543	–	615,543
Total	$40,931,916	$1,895,002	$–	$42,826,918

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.24%

COMMON STOCKS 99.24%

Aerospace & Defense 1.09%
Leonardo DRS, Inc.	23,772	$988,915

Automobile Components 2.52%
LCI Industries	23,971	2,277,245

Banks 14.96%
Axos Financial, Inc.*	26,601	2,296,996
Bancorp, Inc.*	37,035	2,339,131
First BanCorp	106,397	2,216,249
Prosperity Bancshares, Inc.	35,808	2,385,529
Seacoast Banking Corp. of Florida	66,419	1,872,352
Wintrust Financial Corp.	18,655	2,387,467
Total		13,497,724

Building Products 2.66%
Griffon Corp.	29,519	2,399,009

Capital Markets 3.98%
Marex Group PLC (United Kingdom)(a)	46,853	1,807,589
Moelis & Co. Class A	25,413	1,782,468
Total		3,590,057

Chemicals 4.21%
Avient Corp.	49,176	1,552,486
Element Solutions, Inc.	95,130	2,245,068
Total		3,797,554

Commercial Services & Supplies 2.30%
Brady Corp. Class A	29,368	2,072,500

Construction & Engineering 4.35%
Arcosa, Inc.	18,847	1,618,580
WillScot Holdings Corp.	78,734	2,310,843
Total		3,929,423

Consumer Finance 2.02%
FirstCash Holdings, Inc.	13,669	1,821,941
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.49%
PriceSmart, Inc.	12,502	$1,343,965

Electric: Utilities 2.73%
IDACORP, Inc.	19,660	2,463,988

Electronic Equipment, Instruments & Components 12.41%
Advanced Energy Industries, Inc.	15,470	2,149,092
Belden, Inc.	19,007	2,350,216
Littelfuse, Inc.	9,873	2,540,619
Mirion Technologies, Inc.*	60,519	1,352,600
Vishay Precision Group, Inc.*	105,748	2,804,437
Total		11,196,964

Food Products 2.16%
Simply Good Foods Co.*	63,952	1,947,978

Ground Transportation 2.28%
Landstar System, Inc.	15,436	2,058,699

Health Care Equipment & Supplies 1.97%
Integer Holdings Corp.*	16,350	1,774,139

Health Care Providers & Services 1.81%
Addus HomeCare Corp.*	15,292	1,632,880

Insurance 6.20%
Accelerant Holdings Class A (Cayman Islands)*(a)	11,553	318,170
Kemper Corp.	44,491	2,740,201
White Mountains Insurance Group Ltd.	1,418	2,535,100
Total		5,593,471

Leisure Products 4.05%
Acushnet Holdings Corp.	26,041	2,073,384
YETI Holdings, Inc.*	43,052	1,581,731
Total		3,655,115

Life Sciences Tools & Services 1.85%
Azenta, Inc.*	51,102	1,671,035

Machinery 2.91%
Worthington Enterprises, Inc.	42,367	2,625,483

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND July 31, 2025

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 6.30%
Gulfport Energy Corp.*	6,447	$1,122,616
MEG Energy Corp.(b)	123,487	2,433,913
Northern Oil & Gas, Inc.	75,508	2,126,305
Total		5,682,834

Professional Services 2.77%
Genpact Ltd.	56,711	2,498,120

Real Estate Management & Development 4.61%
Cushman & Wakefield PLC*	235,741	2,873,683
Marcus & Millichap, Inc.	41,329	1,287,811
Total		4,161,494

Semiconductors & Semiconductor Equipment 3.64%
Silicon Motion Technology Corp. ADR	42,947	3,287,163

Trading Companies & Distributors 3.97%
MRC Global, Inc.*	132,526	1,945,482
Rush Enterprises, Inc.Class A	30,267	1,638,655
Total		3,584,137
Total Common Stocks (cost $77,157,681)		89,551,833
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.86%

Repurchase Agreements 0.86%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $772,200 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $786,317; proceeds: $770,928 (cost $770,842)	$770,842	$770,842
Total Investments in Securities 100.10% (cost $77,928,523)		90,322,675
Other Assets and Liabilities – Net (0.10)%		(85,929)
Net Assets 100.00%		$90,236,746

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$89,551,833	$–	$–	$89,551,833
Short-Term Investments
Repurchase Agreements	–	770,842	–	770,842
Total	$89,551,833	$770,842	$–	$90,322,675

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.23%

COMMON STOCKS 98.23%

Aerospace & Defense 5.30%
Boeing Co.*	222,987	$49,467,436
RTX Corp.	361,850	57,016,705
Total		106,484,141

Banks 6.85%
JPMorgan Chase & Co.	280,618	83,130,276
Wells Fargo & Co.	675,687	54,480,643
Total		137,610,919

Beverages 1.60%
Carlsberg AS Class B(a)	258,362	32,209,265

Biotechnology 4.35%
AbbVie, Inc.	213,917	40,434,591
Gilead Sciences, Inc.	188,760	21,195,860
United Therapeutics Corp.*	93,938	25,804,769
Total		87,435,220

Building Products 2.28%
Allegion PLC (Ireland)(b)	276,334	45,849,337

Capital Markets 9.57%
Charles Schwab Corp.	553,745	54,117,499
KKR & Co., Inc.	226,509	33,201,689
Morgan Stanley	205,415	29,263,421
Nasdaq, Inc.	373,242	35,913,345
SEI Investments Co.	450,300	39,680,436
Total		192,176,390

Construction & Engineering 3.70%
AECOM	304,640	34,345,114
EMCOR Group, Inc.	63,655	39,942,876
Total		74,287,990

Construction Materials 1.53%
CRH PLC	321,909	30,726,214

Consumer Finance 1.01%
American Express Co.	68,026	20,360,862
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 2.55%
BJ’s Wholesale Club Holdings, Inc.*	296,548	$31,404,433
Maplebear, Inc.*	413,740	19,847,108
Total		51,251,541

Electric: Utilities 2.62%
Entergy Corp.	355,066	32,108,619
FirstEnergy Corp.	478,506	20,436,991
Total		52,545,610

Electronic Equipment, Instruments & Components 4.90%
Jabil, Inc.	195,270	43,578,406
Keysight Technologies, Inc.*	192,660	31,578,901
TD SYNNEX Corp.	161,886	23,374,719
Total		98,532,026

Financial Services 0.90%
Fiserv, Inc.*	130,308	18,104,994

Health Care Providers & Services 3.56%
Labcorp Holdings, Inc.	141,679	36,847,874
McKesson Corp.	50,127	34,765,080
Total		71,612,954

Industrial REITS 1.40%
Prologis, Inc.	263,906	28,179,883

Insurance 8.76%
Aon PLC Class A (United Kingdom)(b)	107,391	38,200,053
Arch Capital Group Ltd.	392,974	33,819,342
Arthur J Gallagher & Co.	128,112	36,800,172
Progressive Corp.	120,370	29,134,355
RenaissanceRe Holdings Ltd.	156,068	38,040,014
Total		175,993,936

Interactive Media & Services 3.39%
Alphabet, Inc. Class A	354,910	68,107,229

Machinery 3.57%
AGCO Corp.	288,410	34,023,728
Parker-Hannifin Corp.	51,515	37,703,828
Total		71,727,556

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND July 31, 2025

Investments	Shares	Fair Value
Metals & Mining 1.57%
Steel Dynamics, Inc.	246,536	$31,448,132

Multi-Utilities 1.64%
CMS Energy Corp.	446,280	32,935,464

Oil, Gas & Consumable Fuels 6.67%
Expand Energy Corp.	309,165	32,394,309
Permian Resources Corp.	2,237,700	31,685,832
Shell PLC ADR	627,597	45,318,779
Williams Cos., Inc.	409,340	24,539,933
Total		133,938,853

Pharmaceuticals 1.26%
Teva Pharmaceutical Industries Ltd. ADR*	1,638,210	25,310,345

Real Estate Management & Development 1.73%
CBRE Group, Inc. Class A*	223,496	34,807,267

Semiconductors & Semiconductor Equipment 3.45%
KLA Corp.	26,478	23,274,956
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	190,905	46,126,466
Total		69,401,422

Software 3.58%
Microsoft Corp.	134,733	71,880,055

Specialty Retail 7.19%
AutoZone, Inc.*	10,170	38,324,424
Dick’s Sporting Goods, Inc.	176,380	37,306,134
Lowe’s Cos., Inc.	166,972	37,329,930
Ross Stores, Inc.	231,020	31,543,471
Total		144,503,959

Technology Hardware, Storage & Peripherals 1.76%
NetApp, Inc.	339,941	35,398,056
Investments	Shares	Fair Value
Trading Companies & Distributors 1.54%
AerCap Holdings NV (Ireland)(b)	287,537	$30,838,343
Total Common Stocks (cost $1,278,838,157)		1,973,657,963

	Principal Amount

SHORT-TERM INVESTMENTS 1.80%

Repurchase Agreements 1.80%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $36,212,400 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $36,873,156; proceeds: $36,153,971 (cost $36,149,955)	$36,149,955	36,149,955
Total Investments in Securities 100.03% (cost $1,314,988,112)		2,009,807,918
Other Assets and Liabilities – Net (0.03)%		(639,598)
Net Assets 100.00%		$2,009,168,320

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$32,209,265	$–	$32,209,265
Remaining Industries	1,941,448,698	–	–	1,941,448,698
Short-Term Investments
Repurchase Agreements	–	36,149,955	–	36,149,955
Total	$1,941,448,698	$68,359,220	$–	$2,009,807,918
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.52%

COMMON STOCKS 95.54%

Australia 0.93%

Diversified REITS 0.75%
Charter Hall Group	143,207	$1,844,988

Health Care Technology 0.18%
Pro Medicus Ltd.	2,201	451,985
Total Australia		2,296,973

Austria 2.21%

Banks
BAWAG Group AG†	43,245	5,457,841

Brazil 1.74%

Broadline Retail
MercadoLibre, Inc.*	1,813	4,303,863

Canada 0.52%

Consumer Staples Distribution & Retail 0.10%
Alimentation Couche-Tard, Inc.	5,019	260,803

Information Technology Services 0.42%
Shopify, Inc. Class A*	8,486	1,037,293
Total Canada		1,298,096

China 5.54%

Beverages 0.76%
Kweichow Moutai Co. Ltd. Class A	9,481	1,870,502

Interactive Media & Services 1.58%
Tencent Holdings Ltd.	55,733	3,901,990

Marine Transportation 1.74%
SITC International Holdings Co. Ltd.	1,332,113	4,318,761
Investments	Shares	U.S. $ Fair Value
China (continued)

Textiles, Apparel & Luxury Goods 1.46%
ANTA Sports Products Ltd.	314,200	$3,606,414
Total China		13,697,667

France 4.25%

Beverages 0.03%
Pernod Ricard SA	645	66,286

Building Products 0.96%
Cie de Saint-Gobain SA	20,675	2,371,776

Construction & Engineering 1.58%
Eiffage SA	29,101	3,906,384

Oil, Gas & Consumable Fuels 1.48%
Gaztransport Et Technigaz SA	19,510	3,669,545

Textiles, Apparel & Luxury Goods 0.20%
LVMH Moet Hennessy Louis Vuitton SE	941	505,140
Total France		10,519,131

India 0.27%

Commercial Services & Supplies
CMS Info Systems Ltd.	127,699	666,260

Ireland 0.97%

Information Technology Services 0.11%
Accenture PLC Class A	1,057	282,324

Trading Companies & Distributors 0.86%
AerCap Holdings NV	19,843	2,128,162
Total Ireland		2,410,486

Italy 1.70%

Passenger Airlines
Ryanair Holdings PLC	143,034	4,205,584

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
Japan 5.77%

Building Products 0.72%
Sanwa Holdings Corp.	65,259	$1,780,384

Electrical Equipment 1.03%
Fuji Electric Co. Ltd.	51,122	2,541,693

Entertainment 0.62%
Nintendo Co. Ltd.	18,361	1,534,592

Health Care Equipment & Supplies 0.18%
Hoya Corp.	3,600	454,186

Information Technology Services 0.57%
Obic Co. Ltd.	39,500	1,406,302

Professional Services 1.36%
TechnoPro Holdings, Inc.	105,979	3,356,374

Specialty Retail 1.29%
USS Co. Ltd.	294,700	3,203,061
Total Japan		14,276,592

Mexico 1.64%

Banks
Grupo Financiero Banorte SAB de CV Class O	456,265	4,066,116

Peru 1.65%

Banks
Intercorp Financial Services, Inc.	112,950	4,072,977

Singapore 1.72%

Entertainment
Sea Ltd. ADR*	27,193	4,259,783

Spain 1.54%

Electric: Utilities
Iberdrola SA	217,087	3,815,593
Investments	Shares	U.S. $ Fair Value
Sweden 0.73%

Machinery
Volvo AB Class B	62,588	$1,797,514

Switzerland 1.72%

Building Products 0.65%
Belimo Holding AG Registered Shares	1,378	1,603,617

Capital Markets 0.65%
Partners Group Holding AG	1,191	1,601,057

Health Care Equipment & Supplies 0.42%
Straumann Holding AG Registered Shares	8,647	1,053,549
Total Switzerland		4,258,223

Taiwan 5.98%

Communications Equipment 1.96%
Accton Technology Corp.	164,000	4,843,607

Semiconductors & Semiconductor Equipment 2.97%
Realtek Semiconductor Corp.	136,537	2,610,705
Taiwan Semiconductor Manufacturing Co. Ltd.	123,036	4,736,794
		7,347,499

Technology Hardware, Storage & Peripherals 1.05%
Asia Vital Components Co. Ltd.	86,000	2,613,906
Total Taiwan		14,805,012

United Kingdom 5.25%

Broadline Retail 1.00%
Next PLC	15,278	2,479,940

Capital Markets 0.08%
London Stock Exchange Group PLC	1,667	203,199

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Household Durables 0.84%
Persimmon PLC	136,605	$2,059,831

Personal Care Products 0.93%
Unilever PLC	39,627	2,299,176

Tobacco 1.75%
Imperial Brands PLC	111,162	4,333,026

Trading Companies & Distributors 0.65%
Ashtead Group PLC	24,117	1,611,288
Total United Kingdom		12,986,460

United States 51.41%

Aerospace & Defense 0.69%
TransDigm Group, Inc.	1,057	1,700,142

Banks 3.04%
East West Bancorp, Inc.	40,076	4,017,619
JPMorgan Chase & Co.	11,795	3,494,151
		7,511,770

Biotechnology 1.04%
AbbVie, Inc.	13,579	2,566,703

Broadline Retail 3.65%
Amazon.com, Inc.*	38,551	9,025,175

Building Products 0.09%
Builders FirstSource, Inc.*	1,835	233,283

Capital Markets 2.98%
Ameriprise Financial, Inc.	2,160	1,119,290
Charles Schwab Corp.	42,661	4,169,260
Moody’s Corp.	4,050	2,088,706
		7,377,256

Construction Materials 0.31%
CRH PLC	8,084	771,618

Consumer Staples Distribution & Retail 0.55%
BJ’s Wholesale Club Holdings, Inc.*	12,934	1,369,711
Investments	Shares	U.S. $ Fair Value
United States (continued)

Distributors 0.13%
Pool Corp.	1,042	$321,082

Electronic Equipment, Instruments & Components 0.71%
Amphenol Corp. Class A	16,469	1,754,113

Entertainment 1.49%
Netflix, Inc.*	3,188	3,696,167

Financial Services 1.61%
Fiserv, Inc.*	4,413	613,142
Visa, Inc. Class A	9,754	3,369,715
		3,982,857

Ground Transportation 1.58%
Uber Technologies, Inc.*	44,683	3,920,933

Health Care Equipment & Supplies 2.19%
Dexcom, Inc.*	37,389	3,019,910
IDEXX Laboratories, Inc.*	4,485	2,396,380
		5,416,290

Health Care Providers & Services 2.01%
Cigna Group	8,923	2,385,832
McKesson Corp.	3,743	2,595,920
		4,981,752

Health Care Technology 0.75%
Veeva Systems, Inc. Class A*	6,560	1,864,352

Hotels, Restaurants & Leisure 0.86%
Domino’s Pizza, Inc.	4,618	2,139,104

Insurance 0.97%
Aon PLC Class A	3,579	1,273,086
Progressive Corp.	4,654	1,126,454
		2,399,540

Interactive Media & Services 7.30%
Alphabet, Inc. Class A	54,009	10,364,327
Meta Platforms, Inc. Class A	9,942	7,689,541
		18,053,868

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Media 0.25%
Trade Desk, Inc. Class A*	7,093	$616,807

Oil, Gas & Consumable Fuels 0.98%
Cheniere Energy, Inc.	10,243	2,416,119

Professional Services 0.13%
Booz Allen Hamilton Holding Corp.	2,886	309,754

Semiconductors & Semiconductor Equipment 7.22%
Broadcom, Inc.	16,548	4,860,148
KLA Corp.	751	660,151
NVIDIA Corp.	69,342	12,333,862
		17,854,161

Software 7.85%
Adobe, Inc.*	6,035	2,158,659
Datadog, Inc. Class A*	9,482	1,327,290
Intuit, Inc.	2,991	2,348,324
Microsoft Corp.	20,867	11,132,545
Salesforce, Inc.	9,489	2,451,293
		19,418,111

Specialty Retail 2.33%
Carvana Co.*	5,160	2,013,277
Lowe’s Cos., Inc.	3,362	751,642
Ulta Beauty, Inc.*	5,848	3,011,779
		5,776,698

Trading Companies & Distributors 0.70%
Core & Main, Inc. Class A*	27,147	1,727,635
Total United States		127,205,001
Total Common Stocks (cost $204,894,435)		236,399,172
Investments	Shares	U.S. $ Fair Value
PREFERRED STOCKS 0.98%

Germany 0.98%

Chemicals 0.98%
FUCHS SE	53,123	$2,430,923
Total Preferred Stocks (cost $2,617,565)		2,430,923
Total Long-Term Investments (cost $207,512,000)		238,830,095

	Principal Amount

SHORT-TERM INVESTMENTS 7.09%

Repurchase Agreements 7.09%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $18,132,200 of U.S. Treasury Note at 2.750% due 4/30/2027; value: $17,884,352; proceeds: $17,535,523 (cost $17,533,574)	$17,533,574	17,533,574
Total Investments in Securities 103.61% (cost $225,045,574)		256,363,669
Other Assets and Liabilities – Net (3.61)%		(8,938,897)
Net Assets 100.00%		$247,424,772

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $5,457,841, which represents 2.21% of net assets.
*	Non-income producing security.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$2,296,973	$–	$2,296,973
Austria	–	5,457,841	–	5,457,841
China	4,318,761	9,378,906	–	13,697,667
France	–	10,519,131	–	10,519,131
India	–	666,260	–	666,260
Italy	–	4,205,584	–	4,205,584
Japan	–	14,276,592	–	14,276,592
Spain	–	3,815,593	–	3,815,593
Sweden	–	1,797,514	–	1,797,514
Switzerland	–	4,258,223	–	4,258,223
Taiwan	–	14,805,012	–	14,805,012
United Kingdom	–	12,986,460	–	12,986,460
Remaining Countries	147,616,322	–	–	147,616,322
Preferred Stocks	–	2,430,923	–	2,430,923
Short-Term Investments
Repurchase Agreements	–	17,533,574	–	17,533,574
Total	$151,935,083	$104,428,586	$–	$256,363,669

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)

GROWTH LEADERS FUND July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 96.42%

COMMON STOCKS 96.42%

Aerospace & Defense 4.69%
Axon Enterprise, Inc.*	186,379	$140,807,471
General Electric Co.	516,462	140,002,519
TransDigm Group, Inc.	49,812	80,120,609
Total		360,930,599

Biotechnology 2.88%
Argenx SE ADR*	64,220	43,048,593
Insmed, Inc.*	972,013	104,277,555
Natera, Inc.*	552,852	73,894,198
Total		221,220,346

Broadline Retail 7.80%
Amazon.com, Inc.*	1,922,125	449,988,684
MercadoLibre, Inc. (Uruguay)*(a)	62,926	149,379,402
Total		599,368,086

Capital Markets 2.61%
ARES Management Corp. Class A	336,869	62,499,306
Robinhood Markets, Inc. Class A*	1,342,827	138,378,322
Total		200,877,628

Communications Equipment 2.96%
Arista Networks, Inc.*	1,843,703	227,181,084

Construction & Engineering 2.40%
Comfort Systems USA, Inc.	66,996	47,118,287
EMCOR Group, Inc.	218,426	137,060,130
Total		184,178,417

Diversified Consumer Services 0.64%
Duolingo, Inc.*	141,882	49,169,207

Electronic Equipment, Instruments & Components 1.12%
Amphenol Corp. Class A	807,766	86,035,157
Investments	Shares	Fair Value
Entertainment 5.93%
Netflix, Inc.*	207,787	$240,908,248
Sea Ltd. ADR*	553,369	86,685,254
Spotify Technology SA (Sweden)*(a)	204,942	128,404,360
Total		455,997,862

Financial Services 3.74%
Affirm Holdings, Inc.*	828,313	56,789,139
Toast, Inc. Class A*	2,814,734	137,471,609
Visa, Inc. Class A	269,859	93,228,189
Total		287,488,937

Ground Transportation 1.10%
Uber Technologies, Inc.*	965,919	84,759,392

Health Care Equipment & Supplies 3.14%
Boston Scientific Corp.*	1,253,028	131,467,698
Intuitive Surgical, Inc.*	228,297	109,831,403
Total		241,299,101

Hotels, Restaurants & Leisure 2.88%
Booking Holdings, Inc.	9,855	54,242,511
DoorDash, Inc. Class A*	667,406	167,018,352
Total		221,260,863

Information Technology Services 4.67%
Cloudflare, Inc. Class A*	749,744	155,706,834
Shopify, Inc. Class A (Canada)*(a)	1,034,309	126,402,903
Snowflake, Inc. Class A*	345,817	77,290,099
Total		359,399,836

Interactive Media & Services 10.43%
Alphabet, Inc. Class A	1,032,283	198,095,108
Meta Platforms, Inc. Class A	686,405	530,893,083
Reddit, Inc. Class A*	455,969	73,224,062
Total		802,212,253

Semiconductors & Semiconductor Equipment 16.09%
Astera Labs, Inc.*	987,104	134,966,730
Broadcom, Inc.	802,424	235,671,929
NVIDIA Corp.	4,872,053	866,592,067
Total		1,237,230,726

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND July 31, 2025

Investments	Shares	Fair Value
Software 17.97%
AppLovin Corp. Class A*	334,971	$130,873,170
Atlassian Corp. Class A (Australia)*(a)	194,875	37,373,127
Cadence Design Systems, Inc.*	155,466	56,678,240
Crowdstrike Holdings, Inc. Class A*	286,968	130,447,044
Figma, Inc. Class A*	61,863	7,145,177
Guidewire Software, Inc.*	447,335	101,196,124
Intuit, Inc.	141,524	111,114,738
Microsoft Corp.	737,619	393,519,736
Oracle Corp.	623,324	158,180,931
Palantir Technologies, Inc. Class A*	965,526	152,891,042
ServiceNow, Inc.*	108,018	101,873,936
Total		1,381,293,265

Specialty Retail 2.50%
Carvana Co.*	493,419	192,517,291

Technology Hardware, Storage & Peripherals 2.87%
Apple, Inc.	1,063,927	220,839,327
Total Common Stocks (cost $4,315,798,329)		7,413,259,377
Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.53%

Repurchase Agreements 1.53%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $121,576,200 of U.S. Treasury Note at 2.750% due 4/30/2027; value: $119,914,088; proceeds: $117,575,770 (cost $117,562,708)	$117,562,708	$117,562,708
Total Investments in Securities 97.95% (cost $4,433,361,037)		7,530,822,085
Other Assets and Liabilities – Net 2.05%		157,260,035
Net Assets 100.00%		$7,688,082,120

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$7,413,259,377	$–	$–	$7,413,259,377
Short-Term Investments
Repurchase Agreements	–	117,562,708	–	117,562,708
Total	$7,413,259,377	$117,562,708	$–	$7,530,822,085
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)

HEALTH CARE FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.95%

COMMON STOCKS 96.95%

Australia 0.61%

Biotechnology
Telix Pharmaceuticals Ltd.*	3,254	$43,594

Belgium 2.64%

Pharmaceuticals
UCB SA	883	189,717

Denmark 2.09%

Biotechnology 1.50%
Ascendis Pharma AS ADR*	621	107,743

Pharmaceuticals 0.59%
Novo Nordisk AS Class B	917	42,648
Total Denmark		150,391

France 3.21%

Biotechnology 0.52%
Abivax SA ADR*	521	37,392

Health Care Equipment & Supplies 2.69%
BioMerieux	395	56,518
EssilorLuxottica SA	460	136,783
		193,301
Total France		230,693

Israel 0.64%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR*	2,957	45,686

Japan 1.02%

Health Care Equipment & Supplies
Terumo Corp.	4,336	73,527
Investments	Shares	U.S. $ Fair Value
Netherlands 4.88%

Biotechnology
Argenx SE*	406	$272,728
Merus NV*	1,169	77,435
		350,163

Spain 1.81%

Biotechnology
Pharma Mar SA*	1,427	130,074

Sweden 0.96%

Biotechnology
Swedish Orphan Biovitrum AB*	2,494	68,576

Switzerland 4.06%

Life Sciences Tools & Services 2.32%
Lonza Group AG Registered Shares	239	166,576

Pharmaceuticals 1.74%
Galderma Group AG	813	125,298
Total Switzerland		291,874

United Kingdom 2.98%

Pharmaceuticals
AstraZeneca PLC	1,468	214,169

United States 72.05%

Biotechnology 24.81%
AbbVie, Inc.	192	36,292
ADMA Biologics, Inc.*	4,968	92,901
Akero Therapeutics, Inc.*	1,274	62,235
Alnylam Pharmaceuticals, Inc.*	225	88,254
Arcellx, Inc.*	1,165	83,169
Bridgebio Pharma, Inc.*	2,278	107,681
Celcuity, Inc.*	1,382	54,126
Gilead Sciences, Inc.	2,551	286,452
Insmed, Inc.*	1,597	171,326

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)
Madrigal Pharmaceuticals, Inc.*	239	$72,300
Mirum Pharmaceuticals, Inc.*	1,651	85,324
Natera, Inc.*	1,151	153,843
Neurocrine Biosciences, Inc.*	589	75,527
Nuvalent, Inc. Class A*	520	40,742
PTC Therapeutics, Inc.*	1,125	58,624
Rhythm Pharmaceuticals, Inc.*	1,461	124,521
Soleno Therapeutics, Inc.*	1,229	106,272
TG Therapeutics, Inc.*	1,432	50,836
United Therapeutics Corp.*	116	31,865
		1,782,290

Health Care Equipment & Supplies 24.69%
Abbott Laboratories	1,619	204,302
Alcon AG	1,057	92,540
Boston Scientific Corp.*	3,532	370,577
Ceribell, Inc.*	3,719	53,554
IDEXX Laboratories, Inc.*	67	35,799
Insulet Corp.*	453	130,645
Intuitive Surgical, Inc.*	700	336,763
iRhythm Technologies, Inc.*	497	69,669
Masimo Corp.*	326	50,136
Penumbra, Inc.*	326	82,240
PROCEPT BioRobotics Corp.*	1,257	60,977
Stryker Corp.	729	286,300
		1,773,502

Health Care Providers & Services 9.37%
Cencora, Inc.	681	194,821
CVS Health Corp.	1,759	109,234
Encompass Health Corp.	968	106,586
GeneDx Holdings Corp.*	601	61,272
Guardant Health, Inc.*	2,459	100,770
HealthEquity, Inc.*	348	33,756
Hinge Health, Inc. Class A*	1,480	66,526
		672,965
Investments	Shares	U.S. $ Fair Value
United States (continued)

Health Care Technology 3.69%
Doximity, Inc. Class A*	1,043	$61,276
Veeva Systems, Inc. Class A*	400	113,680
Waystar Holding Corp.*	2,443	90,342
		265,298

Pharmaceuticals 9.49%
Eli Lilly & Co.	682	504,728
Tarsus Pharmaceuticals, Inc.*	4,548	176,553
		681,281
Total United States		5,175,336
Total Common Stocks (cost $5,325,358)		6,963,800

	Principal Amount

SHORT-TERM INVESTMENTS 2.48%

Repurchase Agreements 2.48%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $178,700 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $182,036; proceeds: $178,338 (cost $178,318)	$178,318	178,318
Total Investments in Securities 99.43% (cost $5,503,676)		7,142,118
Other Assets and Liabilities – Net 0.57%		41,192
Net Assets 100.00%		$7,183,310

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$43,594	$–	$43,594
Belgium	–	189,717	–	189,717
Denmark	107,743	42,648	–	150,391
France	37,392	193,301	–	230,693
Japan	–	73,527	–	73,527
Netherlands	77,435	272,728	–	350,163
Spain	–	130,074	–	130,074
Sweden	–	68,576	–	68,576
Switzerland	–	291,874	–	291,874
United Kingdom	–	214,169	–	214,169
Remaining Countries	5,221,022	–	–	5,221,022
Short-Term Investments
Repurchase Agreements	–	178,318	–	178,318
Total	$5,443,592	$1,698,526	$–	$7,142,118
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.66%

COMMON STOCKS 97.66%

Australia 1.40%

Diversified REITS 0.63%
Charter Hall Group	210,055	$2,706,215

Insurance 0.77%
QBE Insurance Group Ltd.	221,868	3,291,238
Total Australia		5,997,453

Austria 2.14%

Banks
BAWAG Group AG†	33,159	4,184,913
Erste Group Bank AG	54,474	4,981,313
		9,166,226

Brazil 1.29%

Broadline Retail 0.75%
MercadoLibre, Inc.*	1,354	3,214,247

Capital Markets 0.54%
B3 SA – Brasil Bolsa Balcao	1,033,300	2,321,421
Total Brazil		5,535,668

Canada 1.51%

Broadline Retail 0.57%
Dollarama, Inc.	17,810	2,434,222

Electronic Equipment, Instruments & Components 0.25%
Celestica, Inc.*	5,343	1,067,852

Oil, Gas & Consumable Fuels 0.69%
Imperial Oil Ltd.	35,426	2,953,786
Total Canada		6,455,860
Investments	Shares	U.S. $ Fair Value
China 5.47%

Automobiles 0.59%
BYD Co. Ltd. Class H	173,472	$2,532,838

Broadline Retail 1.50%
Alibaba Group Holding Ltd.	428,000	6,434,880

Interactive Media & Services 2.13%
Tencent Holdings Ltd.	130,247	9,118,879

Technology Hardware, Storage & Peripherals 0.64%
Xiaomi Corp. Class B†*	408,400	2,747,695

Textiles, Apparel & Luxury Goods 0.61%
ANTA Sports Products Ltd.	225,400	2,587,160
Total China		23,421,452

Denmark 1.39%

Air Freight & Logistics 0.76%
DSV AS	14,463	3,240,940

Beverages 0.63%
Carlsberg AS Class B	21,866	2,725,973
Total Denmark		5,966,913

France 10.98%

Aerospace & Defense 0.75%
Safran SA	9,766	3,220,350

Banks 1.19%
Societe Generale SA	80,016	5,107,302

Beverages 0.53%
Pernod Ricard SA	22,000	2,260,911

Building Products 1.88%
Cie de Saint-Gobain SA	70,180	8,050,846

Chemicals 1.17%
Air Liquide SA	25,521	5,020,911

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
France (continued)

Health Care Equipment & Supplies 1.78%
BioMerieux	15,511	$2,219,380
EssilorLuxottica SA	18,115	5,386,574
		7,605,954

Insurance 1.31%
AXA SA	115,210	5,595,650

Media 0.60%
Publicis Groupe SA	27,920	2,551,377

Oil, Gas & Consumable Fuels 0.87%
TotalEnergies SE	62,798	3,734,312

Personal Care Products 0.90%
L’Oreal SA	8,720	3,858,451
Total France		47,006,064

Germany 12.35%

Aerospace & Defense 1.32%
Rheinmetall AG	2,850	5,641,564

Automobiles 0.33%
Bayerische Motoren Werke AG	15,025	1,429,649

Banks 1.10%
Commerzbank AG	128,600	4,689,504

Construction Materials 1.35%
Heidelberg Materials AG	25,090	5,788,125

Diversified Telecommunication Services 1.00%
Deutsche Telekom AG Registered Shares	119,107	4,271,879

Electrical Equipment 1.67%
Siemens Energy AG*	61,800	7,155,121

Industrial Conglomerates 1.39%
Siemens AG	23,386	5,956,487
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Insurance 1.40%
Allianz SE Registered Shares	15,171	$5,995,240

Semiconductors & Semiconductor Equipment 0.86%
Infineon Technologies AG	94,138	3,698,034

Software 1.93%
SAP SE	28,874	8,256,680
Total Germany		52,882,283

Greece 1.23%

Banks
Alpha Bank SA	1,407,299	5,267,701

Hungary 0.82%

Banks
OTP Bank Nyrt	43,090	3,496,576

India 4.22%

Banks 0.98%
ICICI Bank Ltd. ADR	124,576	4,198,211

Electric: Utilities 0.57%
Power Grid Corp. of India Ltd.	732,218	2,420,543

Health Care Providers & Services 0.66%
Max Healthcare Institute Ltd.	199,984	2,837,288

Hotels, Restaurants & Leisure 0.56%
Indian Hotels Co. Ltd.	286,447	2,409,325

Oil, Gas & Consumable Fuels 0.46%
Reliance Industries Ltd.	124,597	1,967,696

Wireless Telecommunication Services 0.99%
Bharti Airtel Ltd.	195,200	4,249,335
Total India		18,082,398

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
Ireland 1.62%

Banks 1.00%
AIB Group PLC	540,596	$4,264,572

Trading Companies & Distributors 0.62%
AerCap Holdings NV	24,959	2,676,853
Total Ireland		6,941,425

Italy 2.98%

Banks 1.55%
UniCredit SpA	90,151	6,632,749

Beverages 0.70%
Coca-Cola HBC AG	57,417	2,984,087

Textiles, Apparel & Luxury Goods 0.73%
Brunello Cucinelli SpA	28,088	3,149,864
Total Italy		12,766,700

Japan 12.69%

Automobiles 0.65%
Toyota Motor Corp.	156,200	2,778,423

Banks 1.73%
Mizuho Financial Group, Inc.	116,000	3,402,472
Sumitomo Mitsui Financial Group, Inc.	159,121	4,014,083
		7,416,555

Building Products 0.57%
Sanwa Holdings Corp.	89,400	2,438,995

Entertainment 1.70%
Nintendo Co. Ltd.	87,100	7,279,721

Health Care Equipment & Supplies 0.69%
Terumo Corp.	173,300	2,938,694

Industrial Conglomerates 2.19%
Hitachi Ltd.	306,600	9,382,157
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Information Technology Services 1.10%
Fujitsu Ltd.	216,100	$4,707,504

Insurance 0.77%
Sompo Holdings, Inc.	111,800	3,296,650

Machinery 1.06%
Mitsubishi Heavy Industries Ltd.	189,700	4,529,353

Semiconductors & Semiconductor Equipment 0.63%
Tokyo Electron Ltd.	17,000	2,702,638

Textiles, Apparel & Luxury Goods 0.63%
Asics Corp.	114,300	2,687,111

Tobacco 0.97%
Japan Tobacco, Inc.	146,200	4,175,416
Total Japan		54,333,217

Mexico 0.79%

Banks
Grupo Financiero Banorte SAB de CV Class O	378,100	3,369,529

Netherlands 1.84%

Chemicals 0.48%
Akzo Nobel NV	33,085	2,077,784

Insurance 1.36%
NN Group NV	86,488	5,823,721
Total Netherlands		7,901,505

Peru 0.83%

Banks
Credicorp Ltd.	15,030	3,562,110

Singapore 0.93%

Banks
DBS Group Holdings Ltd.	108,900	3,997,117

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
South Korea 2.40%

Aerospace & Defense 1.10%
Hanwha Aerospace Co. Ltd.	6,600	$4,708,784

Banks 0.75%
KB Financial Group, Inc.	40,305	3,202,158

Electrical Equipment 0.55%
LS Electric Co. Ltd.	10,818	2,387,670
Total South Korea		10,298,612

Spain 2.93%

Banks 1.16%
Banco Bilbao Vizcaya Argentaria SA	298,296	4,975,057

Electric: Utilities 1.29%
Iberdrola SA	313,028	5,501,886

Information Technology Services 0.48%
Indra Sistemas SA(a)	49,767	2,061,548
Total Spain		12,538,491

Sweden 0.52%

Machinery
Volvo AB Class B	77,995	2,240,000

Switzerland 4.45%

Building Products 0.73%
Belimo Holding AG Registered Shares	2,703	3,145,556

Chemicals 0.68%
Givaudan SA	695	2,905,341

Electrical Equipment 0.84%
ABB Ltd. Registered Shares	55,000	3,591,395

Food Products 0.57%
Chocoladefabriken Lindt & Spruengli AG	165	2,427,244
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Life Sciences Tools & Services 1.00%
Lonza Group AG Registered Shares	6,153	$4,288,450

Textiles, Apparel & Luxury Goods 0.63%
Cie Financiere Richemont SA Class A	16,424	2,681,648
Total Switzerland		19,039,634

Taiwan 4.79%

Semiconductors & Semiconductor Equipment 4.43%
MediaTek, Inc.	32,000	1,449,106
Taiwan Semiconductor Manufacturing Co. Ltd.	454,714	17,506,149
		18,955,255

Technology Hardware, Storage & Peripherals 0.36%
Asia Vital Components Co. Ltd.	51,000	1,550,107
Total Taiwan		20,505,362

United Kingdom 8.09%

Banks 1.01%
NatWest Group PLC	625,216	4,339,984

Capital Markets 1.05%
St. James’s Place PLC	261,937	4,508,164

Electric: Utilities 0.67%
SSE PLC	115,973	2,842,757

Personal Care Products 1.13%
Unilever PLC	83,541	4,847,086

Pharmaceuticals 1.81%
AstraZeneca PLC	39,474	5,758,926
Hikma Pharmaceuticals PLC	76,305	1,972,274
		7,731,200

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Professional Services 1.08%
RELX PLC	88,912	$4,619,963

Tobacco 1.34%
Imperial Brands PLC	147,401	5,745,600
Total United Kingdom		34,634,754

United States 10.00%

Construction Materials 2.12%
CRH PLC	35,719	3,385,137
Holcim AG	71,263	5,683,219
		9,068,356

Electrical Equipment 1.75%
Schneider Electric SE	29,007	7,506,815

Entertainment 0.87%
Spotify Technology SA*	5,978	3,745,456

Health Care Equipment & Supplies 0.73%
Alcon AG	35,612	3,122,032

Interactive Media & Services 0.99%
Meta Platforms, Inc. Class A	5,498	4,252,373

Oil, Gas & Consumable Fuels 1.58%
Shell PLC	188,633	6,778,169

Pharmaceuticals 1.21%
Novartis AG Registered Shares	45,476	5,179,127

Semiconductors & Semiconductor Equipment 0.75%
Broadcom, Inc.	10,886	3,197,218
Total United States		42,849,546
Total Common Stocks (cost $317,557,328)		418,256,596
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 2.17%

Repurchase Agreements 1.68%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $7,203,600 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $7,335,026; proceeds: $7,191,993 (cost $7,191,194)	$7,191,194	$7,191,194

Time Deposits 0.05%
CitiBank N.A.(b) (cost $211,200)	211,200	211,200

	Shares

Money Market Funds 0.44%
Fidelity Government Portfolio(b) (cost $1,900,800)	1,900,800	1,900,800
Total Short-Term Investments (cost $9,303,194)		9,303,194
Total Investments in Securities 99.83% (cost $326,860,522)		427,559,790
Other Assets and Liabilities – Net 0.17%		717,723
Net Assets 100.00%		$428,277,513

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $6,932,608, which represents 1.62% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$5,535,668	$–	$–	$5,535,668
Canada	6,455,860	–	–	6,455,860
India	4,198,211	13,884,187	–	18,082,398
Ireland	2,676,853	4,264,572	–	6,941,425
Mexico	3,369,529	–	–	3,369,529
Peru	3,562,110	–	–	3,562,110
United States	11,195,047	31,654,499	–	42,849,546
Remaining Countries	–	331,460,060	–	331,460,060
Short-Term Investments
Repurchase Agreements	–	7,191,194	–	7,191,194
Time Deposits	–	211,200	–	211,200
Money Market Funds	1,900,800	–	–	1,900,800
Total	$38,894,078	$388,665,712	$–	$427,559,790
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.60%

COMMON STOCKS 97.60%

Australia 2.90%

Diversified REITS 1.09%
Charter Hall Group	265,000	$3,414,091

Insurance 0.89%
Steadfast Group Ltd.	735,000	2,797,321

Professional Services 0.92%
ALS Ltd.	250,000	2,906,369
Total Australia		9,117,781

Austria 1.55%

Banks 0.70%
BAWAG Group AG†	17,376	2,192,980

Construction Materials 0.85%
Wienerberger AG	80,000	2,681,792
Total Austria		4,874,772

Belgium 0.91%

Health Care REITS
Aedifica SA	39,000	2,869,930

Canada 10.06%

Capital Markets 1.20%
TMX Group Ltd.	93,000	3,781,481

Consumer Staples Distribution & Retail 1.07%
North West Co., Inc.	97,800	3,356,934

Gas Utilities 0.98%
Brookfield Infrastructure Corp. Class A	79,489	3,103,031

Metals & Mining 1.46%
Alamos Gold, Inc. Class A	106,929	2,598,369
Capstone Copper Corp.*	356,100	1,996,894
		4,595,263
Investments	Shares	U.S. $ Fair Value
Canada (continued)

Oil, Gas & Consumable Fuels 3.08%
MEG Energy Corp.	185,600	$3,658,153
Parkland Corp.	134,000	3,782,289
Topaz Energy Corp.	122,000	2,267,249
		9,707,691

Retail REITS 1.20%
First Capital Real Estate Investment Trust	282,200	3,786,156

Trading Companies & Distributors 1.07%
Finning International, Inc.	77,000	3,355,413
Total Canada		31,685,969

China 0.66%

Textiles, Apparel & Luxury Goods
Xtep International Holdings Ltd.	2,900,000	2,076,284

Denmark 0.40%

Beverages
Royal Unibrew AS	16,954	1,270,627

Finland 1.39%

Containers & Packaging 0.38%
Huhtamaki OYJ	35,000	1,204,678

Machinery 1.01%
Hiab OYJ	46,500	3,173,359
Total Finland		4,378,037

France 7.91%

Aerospace & Defense 0.60%
LISI SA	35,000	1,891,745

Beverages 0.47%
Remy Cointreau SA	25,000	1,484,215

Biotechnology 0.67%
Abivax SA ADR*	29,500	2,117,215

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
France (continued)

Commercial Services & Supplies 0.96%
Elis SA	110,000	$3,032,707

Electronic Equipment, Instruments & Components 0.41%
VusionGroup	5,000	1,285,269

Energy Equipment & Services 0.74%
Technip Energies NV	54,000	2,331,792

Hotels, Restaurants & Leisure 0.58%
Cie des Alpes	70,000	1,837,315

Household Durables 0.90%
Kaufman & Broad SA	79,000	2,814,645

Information Technology Services 1.36%
Sopra Steria Group	19,900	4,287,795

Oil, Gas & Consumable Fuels 0.80%
Gaztransport Et Technigaz SA	13,349	2,510,751

Software 0.42%
Planisware SA	53,781	1,302,890
Total France		24,896,339

Germany 9.19%

Chemicals 0.78%
AlzChem Group AG	14,500	2,454,449

Information Technology Services 1.04%
IONOS Group SE*	69,000	3,272,429

Interactive Media & Services 1.29%
Scout24 SE†	30,500	4,076,069

Machinery 2.70%
Deutz AG	360,000	3,157,000
RENK Group AG	69,000	5,356,292
		8,513,292
Investments	Shares	U.S. $ Fair Value
Germany (continued)

Media 0.66%
Stroeer SE & Co. KGaA	38,500	$2,068,694

Real Estate Management & Development 1.09%
TAG Immobilien AG	212,433	3,415,508

Software 0.72%
Innoscripta SE*	18,500	2,259,004

Wireless Telecommunication Services 0.91%
Freenet AG	88,579	2,872,869
Total Germany		28,932,314

Greece 1.92%

Banks
Alpha Bank SA	1,612,221	6,034,750

Hong Kong 0.44%

Semiconductors & Semiconductor Equipment
ASMPT Ltd.	165,200	1,397,545

Ireland 1.45%

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	627,534	4,568,983

Israel 1.47%

Capital Markets
Tel Aviv Stock
Exchange Ltd.	244,657	4,618,662

Italy 3.54%

Automobile Components 0.96%
Pirelli & C SpA†	450,000	3,033,616

Health Care Equipment & Supplies 0.47%
DiaSorin SpA	15,000	1,466,475

Hotels, Restaurants & Leisure 0.99%
Lottomatica Group SpA	115,833	3,124,937

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
Italy (continued)

Textiles, Apparel & Luxury Goods 1.12%
Brunello Cucinelli SpA	31,366	$3,517,468
Total Italy		11,142,496

Japan 19.54%

Banks 1.72%
Mebuki Financial Group, Inc.	1,000,000	5,422,060

Building Products 0.59%
Sanwa Holdings Corp.	67,700	1,846,979

Chemicals 1.48%
Aica Kogyo Co. Ltd.	149,100	3,671,258
Kansai Paint Co. Ltd.	69,000	977,033
		4,648,291

Commercial Services & Supplies 1.73%
Daiei Kankyo Co. Ltd.	155,000	3,193,837
Japan Elevator Service Holdings Co. Ltd.	85,000	2,269,119
		5,462,956

Electronic Equipment, Instruments & Components 1.46%
Azbil Corp.	492,400	4,601,183

Food Products 1.44%
Kewpie Corp.	166,000	4,536,435

Information Technology Services 1.47%
NS Solutions Corp.	90,476	2,122,060
Simplex Holdings, Inc.	92,100	2,500,217
		4,622,277

Machinery 4.02%
DMG Mori Co. Ltd.	132,400	3,059,396
Fujitec Co. Ltd.	94,800	3,509,077
Kawasaki Heavy Industries Ltd.	27,000	1,971,892
Organo Corp.	67,000	4,128,236
		12,668,601
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Real Estate Management & Development 0.76%
Tokyu Fudosan Holdings Corp.	337,800	$2,382,049

Software 1.42%
Money Forward, Inc.*	48,400	1,914,093
OBIC Business Consultants Co. Ltd.	44,600	2,572,302
		4,486,395

Specialty Retail 2.29%
JINS Holdings, Inc.	94,700	5,021,139
USS Co. Ltd.	200,000	2,173,777
		7,194,916

Wireless Telecommunication Services 1.16%
Okinawa Cellular Telephone Co.	107,200	3,639,668
Total Japan		61,511,810

Mexico 1.86%

Capital Markets 0.85%
Bolsa Mexicana de Valores SAB de CV	1,250,000	2,680,890

Consumer Finance 1.01%
Gentera SAB de CV	1,402,820	3,170,009
Total Mexico		5,850,899

Netherlands 1.75%

Insurance 1.27%
ASR Nederland NV	60,000	3,985,435

Semiconductors & Semiconductor Equipment 0.48%
BE Semiconductor Industries NV	11,183	1,510,954
Total Netherlands		5,496,389

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
New Zealand 0.85%

Transportation Infrastructure
Port of Tauranga Ltd.(a)	655,000	$2,684,568

Peru 1.42%

Banks
Intercorp Financial Services, Inc.	124,356	4,484,277

South Korea 0.55%

Banks
BNK Financial Group, Inc.	165,000	1,728,041

Spain 3.02%

Air Freight & Logistics 0.73%
Logista Integral SA	73,000	2,310,488

Banks 1.41%
Unicaja Banco SA†	1,685,000	4,427,165

Containers & Packaging 0.88%
Vidrala SA	25,821	2,779,541
Total Spain		9,517,194

Sweden 2.66%

Commercial Services & Supplies 1.55%
Loomis AB	123,468	4,881,838

Consumer Staples Distribution & Retail 0.57%
Axfood AB	60,000	1,787,898

Leisure Products 0.54%
Thule Group AB†	60,000	1,696,905
Total Sweden		8,366,641

Switzerland 5.56%

Building Products 3.18%
Belimo Holding AG Registered Shares	4,950	5,760,453
dormakaba Holding AG	4,400	4,247,428
		10,007,881
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)

Capital Markets 1.16%
EFG International AG	185,000	$3,666,825

Health Care Equipment & Supplies 0.66%
Medacta Group SA†	11,500	2,085,863

Machinery 0.56%
Sulzer AG Registered Shares	9,156	1,761,714
Total Switzerland		17,522,283

Taiwan 1.68%

Electronic Equipment, Instruments & Components 0.56%
Chroma ATE, Inc.	122,000	1,746,953

Semiconductors & Semiconductor Equipment 1.12%
Realtek Semiconductor Corp.	55,000	1,051,647
Visual Photonics Epitaxy Co. Ltd.	520,000	2,487,921
		3,539,568
Total Taiwan		5,286,521

United Kingdom 14.92%

Aerospace & Defense 1.52%
Chemring Group PLC	661,488	4,790,559

Capital Markets 2.74%
Marex Group PLC	62,846	2,424,599
St. James’s Place PLC	360,000	6,195,913
		8,620,512

Construction & Engineering 0.64%
Renew Holdings PLC	180,000	2,010,044

Construction Materials 0.78%
Breedon Group PLC	514,923	2,465,799

Food Products 2.89%
Cranswick PLC	61,500	4,307,031
Premier Foods PLC	1,051,913	2,678,394
Tate & Lyle PLC	298,578	2,108,183
		9,093,608

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Household Durables 0.76%
Persimmon PLC	158,907	$2,396,117

Insurance 0.79%
Lancashire Holdings Ltd.	299,653	2,477,312

Machinery 1.00%
Rotork PLC	735,000	3,152,568

Pharmaceuticals 0.73%
Hikma Pharmaceuticals PLC	89,264	2,307,229

Residential REITS 0.71%
UNITE Group PLC	227,729	2,245,269

Specialized REITS 0.76%
Big Yellow Group PLC	195,247	2,407,322

Trading Companies & Distributors 1.60%
Ashtead Technology Holdings PLC	160,000	707,223
Diploma PLC	36,500	2,583,832
Howden Joinery Group PLC	150,000	1,736,485
		5,027,540
Total United Kingdom		46,993,879
Total Common Stocks (cost $244,059,032)		307,306,991

	Principal Amount

SHORT-TERM INVESTMENTS 2.50%

Repurchase Agreements 2.47%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $7,872,900 of U.S. Treasury Note at 3.875% due 5/31/2027; value: $7,911,161; proceeds: $7,756,855 (cost $7,755,993)	$7,755,993	7,755,993

Time Deposits 0.00%
CitiBank N.A.(b) (cost $10,308)	10,308	10,308
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.03%
Fidelity Government Portfolio(b) (cost $92,776)	92,776	$92,776
Total Short-Term Investments (cost $7,859,077)		7,859,077
Total Investments in Securities 100.10% (cost $251,918,109)		315,166,068
Other Assets and Liabilities – Net (0.10)%		(310,692)
Net Assets 100.00%		$314,855,376

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $17,512,598, which represents 5.56% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$31,685,969	$–	$–	$31,685,969
Denmark	1,270,627	–	–	1,270,627
France	2,117,215	22,779,124	–	24,896,339
Ireland	4,568,983	–	–	4,568,983
Italy	3,124,937	8,017,559	–	11,142,496
Mexico	5,850,899	–	–	5,850,899
Peru	4,484,277	–	–	4,484,277
United Kingdom	10,046,104	36,947,775	–	46,993,879
Remaining Countries	–	176,413,522	–	176,413,522
Short-Term Investments
Repurchase Agreements	–	7,755,993	–	7,755,993
Time Deposits	–	10,308	–	10,308
Money Market Funds	92,776	–	–	92,776
Total	$63,241,787	$251,924,281	$–	$315,166,068

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.53%

COMMON STOCKS 97.53%

Australia 3.50%

Insurance 1.32%
QBE Insurance Group Ltd.	396,691	$5,884,600

Metals & Mining 2.18%
BHP Group Ltd.	382,901	9,670,247
Total Australia		15,554,847

Austria 3.70%

Banks 2.82%
BAWAG Group AG†	38,431	4,850,278
Erste Group Bank AG	84,153	7,695,276
		12,545,554

Construction Materials 0.88%
Wienerberger AG	116,545	3,906,867
Total Austria		16,452,421

Canada 3.68%

Insurance 0.77%
Manulife Financial Corp.	110,229	3,410,448

Metals & Mining 0.59%
Teck Resources Ltd. Class B	81,622	2,646,706

Oil, Gas & Consumable Fuels 2.32%
Parkland Corp.	161,500	4,558,506
Pembina Pipeline Corp.	155,007	5,761,302
		10,319,808
Total Canada		16,376,962

China 0.94%

Marine Transportation
SITC International Holdings Co. Ltd.	1,294,000	4,195,197
Investments	Shares	U.S. $ Fair Value
France 11.71%

Banks 1.67%
Societe Generale SA	116,308	$7,423,766

Building Products 1.74%
Cie de Saint-Gobain SA	67,554	7,749,599

Construction & Engineering 1.16%
Eiffage SA	38,326	5,144,706

Diversified Telecommunication Services 1.10%
Orange SA	320,321	4,872,422

Gas Utilities 1.08%
Rubis SCA	151,373	4,793,359

Hotels, Restaurants & Leisure 0.74%
Sodexo SA	55,478	3,299,468

Information Technology Services 0.85%
Capgemini SE	25,474	3,792,475

Insurance 2.34%
AXA SA	214,301	10,408,415

Media 1.03%
Publicis Groupe SA	49,964	4,565,795
Total France		52,050,005

Germany 5.97%

Automobiles 1.21%
Bayerische Motoren Werke AG	56,644	5,389,755

Chemicals 0.88%
FUCHS SE	110,806	3,897,201

Health Care Providers & Services 1.98%
Fresenius SE & Co. KGaA	185,001	8,830,214

Industrial Conglomerates 1.90%
Siemens AG	33,115	8,434,494
Total Germany		26,551,664

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
Hong Kong 1.44%

Insurance
Prudential PLC	504,616	$6,401,648

Ireland 2.73%

Banks 1.52%
AIB Group PLC	855,276	6,746,973

Trading Companies & Distributors 1.21%
AerCap Holdings NV	50,364	5,401,539
Total Ireland		12,148,512

Italy 4.49%

Beverages 1.24%
Coca-Cola HBC AG	106,566	5,538,468

Electric: Utilities 1.85%
Enel SpA	933,343	8,230,484

Passenger Airlines 1.40%
Ryanair Holdings PLC	211,421	6,216,346
Total Italy		19,985,298

Japan 13.92%
Automobiles 1.80%
Toyota Motor Corp.	450,300	8,009,757

Banks 3.17%
Mizuho Financial Group, Inc.	292,500	8,579,510
Sumitomo Mitsui Financial Group, Inc.	218,189	5,504,168
		14,083,678

Building Products 0.58%
Sanwa Holdings Corp.	93,900	2,561,763

Electrical Equipment 1.41%
Fuji Electric Co. Ltd.	125,801	6,254,597
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electronic Equipment, Instruments & Components 0.88%
Murata Manufacturing Co. Ltd.	262,151	$3,901,876

Entertainment 0.66%
Nintendo Co. Ltd.	35,400	2,958,692

Industrial Conglomerates 1.34%
Hitachi Ltd.	194,950	5,965,596

Insurance 1.21%
Sompo Holdings, Inc.	182,481	5,380,822

Machinery 0.43%
Kawasaki Heavy Industries Ltd.	26,400	1,928,072

Trading Companies & Distributors 1.18%
ITOCHU Corp.	99,975	5,243,948

Wireless Telecommunication Services 1.26%
KDDI Corp.	341,400	5,602,921
Total Japan		61,891,722

Mexico 1.26%

Banks
Grupo Financiero Banorte SAB de CV Class O	630,068	5,615,003

Netherlands 5.59%

Banks 1.87%
ING Groep NV	355,699	8,289,717

Chemicals 1.30%
Akzo Nobel NV	92,111	5,784,699

Insurance 2.42%
NN Group NV	160,035	10,776,052
Total Netherlands		24,850,468

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
Singapore 0.97%

Banks
United Overseas Bank Ltd.	155,008	$4,306,546

South Korea 2.25%

Banks 1.05%
KB Financial Group, Inc.	58,807	4,672,108

Technology Hardware, Storage & Peripherals 1.20%
Samsung Electronics Co. Ltd.	104,799	5,340,970
Total South Korea		10,013,078

Spain 4.01%

Banks 1.40%
CaixaBank SA	664,115	6,248,197

Electric: Utilities 1.81%
Iberdrola SA	459,093	8,069,164

Information Technology Services 0.80%
Indra Sistemas SA(a)	85,360	3,535,952
Total Spain		17,853,313

Sweden 2.09%

Commercial Services & Supplies 1.11%
Loomis AB	124,239	4,912,323

Machinery 0.98%
Volvo AB Class B	151,995	4,365,264
Total Sweden		9,277,587

Taiwan 1.02%
Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co. Ltd.	117,514	4,524,201
Investments	Shares	U.S. $ Fair Value
United Kingdom 17.54%

Banks 4.39%
HSBC Holdings PLC	662,656	$8,073,119
Lloyds Banking Group PLC	11,172,304	11,456,612
		19,529,731

Broadline Retail 1.06%
Next PLC	28,918	4,693,998

Capital Markets 1.51%
St. James’s Place PLC	391,124	6,731,585

Electric: Utilities 1.63%
SSE PLC	296,273	7,262,312

Health Care Equipment & Supplies 1.36%
Smith & Nephew PLC	395,535	6,044,940

Hotels, Restaurants & Leisure 0.92%
Entain PLC	304,652	4,091,086

Household Durables 0.80%
Persimmon PLC	234,647	3,538,180

Personal Care Products 1.73%
Unilever PLC	132,797	7,704,941

Pharmaceuticals 1.06%
Hikma Pharmaceuticals PLC	182,294	4,711,798

Residential REITS 0.83%
UNITE Group PLC	374,030	3,687,708

Tobacco 2.25%
Imperial Brands PLC	256,465	9,996,847
Total United Kingdom		77,993,126

United States 10.72%

Construction Materials 2.19%
CRH PLC	50,771	4,811,635
Holcim AG	61,515	4,905,816
		9,717,451

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
United States (continued)

Food Products 0.54%
Nestle SA Registered Shares	27,492	$2,402,170

Oil, Gas & Consumable Fuels 4.51%
BP PLC	951,063	5,097,964
Shell PLC ADR	207,217	14,963,140
		20,061,104

Pharmaceuticals 3.48%
Novartis AG Registered Shares	78,482	8,938,083
Roche Holding AG	13,757	4,293,189
Sanofi SA	25,102	2,253,422
		15,484,694
Total United States		47,665,419
Total Common Stocks (cost $373,023,204)		433,707,017

	Principal Amount

SHORT-TERM INVESTMENTS 2.15%

Repurchase Agreements 1.39%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $6,175,100 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $6,287,831; proceeds: $6,165,082 (cost $6,164,397)	$6,164,397	6,164,397

Time Deposits 0.08%
CitiBank N.A.(b) (cost $338,800)	338,800	338,800
Investments	Shares	U.S. $ Fair Value
Money Market Funds 0.68%
Fidelity Government Portfolio(b) (cost $3,049,200)	3,049,200	$3,049,200
Total Short-Term Investments (cost $9,552,397)		9,552,397
Total Investments in Securities 99.68% (cost $382,575,601)		443,259,414
Other Assets and Liabilities – Net 0.32%		1,402,599
Net Assets 100.00%		$444,662,013

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $4,850,278, which represents 1.09% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Canada	$16,376,962	$–	$–	$16,376,962
China	4,195,197	–	–	4,195,197
Ireland	5,401,539	6,746,973	–	12,148,512
Mexico	5,615,003	–	–	5,615,003
United States	14,963,140	32,702,279	–	47,665,419
Remaining Countries	–	347,705,924	–	347,705,924
Short-Term Investments
Repurchase Agreements	–	6,164,397	–	6,164,397
Time Deposits	–	338,800	–	338,800
Money Market Funds	3,049,200	–	–	3,049,200
Total	$49,601,041	$393,658,373	$–	$443,259,414

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Countries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.16%

COMMON STOCKS 99.16%

Aerospace & Defense 6.18%
Kratos Defense & Security Solutions, Inc.*	82,272	$4,829,366
Mercury Systems, Inc.*	43,396	2,282,196
TAT Technologies Ltd. (Israel)*(a)	77,977	2,687,477
Voyager Technologies, Inc. Class A*	32,050	1,282,641
Total		11,081,680

Beverages 1.93%
Vita Coco Co., Inc.*	98,203	3,462,638

Biotechnology 11.08%
Arcellx, Inc.*	15,749	1,124,321
BioCryst Pharmaceuticals, Inc.*	129,336	1,052,795
Celcuity, Inc.*	33,293	1,303,921
Mirum Pharmaceuticals, Inc.*	85,190	4,402,619
Rhythm Pharmaceuticals, Inc.*	48,066	4,096,665
Scholar Rock Holding Corp.*	112,500	4,168,125
Soleno Therapeutics, Inc.*	32,502	2,810,448
Travere Therapeutics, Inc.*	58,167	898,680
Total		19,857,574

Capital Markets 2.85%
Marex Group PLC (United Kingdom)(a)	51,745	1,996,322
Piper Sandler Cos.	9,868	3,111,578
Total		5,107,900

Chemicals 1.26%
Hawkins, Inc.	13,867	2,264,204
Investments	Shares	Fair Value
Commercial Services & Supplies 2.14%
CECO Environmental Corp.*	15,095	$678,520
VSE Corp.	20,217	3,164,769
Total		3,843,289

Communications Equipment 2.00%
Calix, Inc.*	63,374	3,592,672

Construction & Engineering 9.83%
Argan, Inc.	20,912	5,123,022
Limbach Holdings, Inc.*	25,464	3,488,568
Primoris Services Corp.	48,252	4,543,891
Sterling Infrastructure, Inc.*	16,684	4,464,471
Total		17,619,952

Consumer Finance 1.45%
Dave, Inc.*	11,015	2,597,337

Consumer Staples Distribution & Retail 3.73%
Chefs’ Warehouse, Inc.*	48,193	3,304,112
Natural Grocers by Vitamin Cottage, Inc.	89,310	3,383,956
Total		6,688,068

Diversified Consumer Services 5.88%
American Public Education, Inc.*	45,750	1,350,540
Lincoln Educational Services Corp.*	62,964	1,439,987
OneSpaWorld Holdings Ltd. (Bahamas)(a)	95,057	2,102,661
Stride, Inc.*	10,996	1,410,017
Universal Technical Institute, Inc.*	131,604	4,240,281
Total		10,543,486

Electrical Equipment 1.32%
Powell Industries, Inc.	9,995	2,369,815

Electronic Equipment, Instruments & Components 4.70%
Bel Fuse, Inc. Class B	17,592	2,287,664
OSI Systems, Inc.*	14,862	3,284,651
PAR Technology Corp.*	46,858	2,848,029
Total		8,420,344

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND July 31, 2025

Investments	Shares	Fair Value
Entertainment 1.48%
IMAX Corp. (Canada)*(a)	102,645	$2,647,215

Financial Services 2.90%
Paymentus Holdings, Inc. Class A*	130,606	3,641,295
Sezzle, Inc.*	10,024	1,552,116
Total		5,193,411

Food Products 1.44%
Vital Farms, Inc.*	69,270	2,576,844

Health Care Equipment & Supplies 5.53%
Artivion, Inc.*	79,290	2,450,854
Beta Bionics, Inc.*(b)	102,505	1,721,059
Ceribell, Inc.*	71,520	1,029,888
Kestra Medical Technologies Ltd.*(b)	73,747	1,216,825
NeuroPace, Inc.*	98,878	841,452
PROCEPT BioRobotics Corp.*	15,966	774,511
TransMedics Group, Inc.*	6,981	830,529
UFP Technologies, Inc.*	4,595	1,040,262
Total		9,905,380

Health Care Providers & Services 2.25%
GeneDx Holdings Corp.*	27,802	2,834,414
Omada Health, Inc.*	68,729	1,204,132
Total		4,038,546

Health Care Technology 1.15%
Phreesia, Inc.*	76,130	2,052,465

Information Technology Services 0.71%
Grid Dynamics Holdings, Inc.*	133,174	1,263,821

Insurance 0.69%
TWFG, Inc.*	40,143	1,239,214

Interactive Media & Services 1.92%
Grindr, Inc.*	196,842	3,440,798
Investments	Shares	Fair Value
Life Sciences Tools & Services 1.68%
Adaptive Biotechnologies Corp.*	293,739	$3,007,887

Media 1.60%
MNTN, Inc. Class A*(b)	101,738	2,864,942

Oil, Gas & Consumable Fuels 1.20%
Centrus Energy Corp. Class A*	9,996	2,153,138

Personal Care Products 1.98%
Oddity Tech Ltd. Class A (Israel)*(a)	50,703	3,552,759

Pharmaceuticals 2.47%
LENZ Therapeutics, Inc.*(b)	32,319	962,137
Tarsus Pharmaceuticals, Inc.*	79,964	3,104,202
Zevra Therapeutics, Inc.*	33,200	368,852
Total		4,435,191

Professional Services 5.31%
BlackSky Technology, Inc.*	16,390	315,343
CRA International, Inc.	18,207	3,216,449
Huron Consulting Group, Inc.*	15,023	1,984,238
Willdan Group, Inc.*	46,917	4,002,020
Total		9,518,050

Semiconductors & Semiconductor Equipment 2.38%
Ambarella, Inc.*	16,979	1,122,142
Credo Technology Group Holding Ltd.*	28,263	3,152,738
Total		4,274,880

Software 9.49%
Agilysys, Inc.*	22,493	2,566,001
Alkami Technology, Inc.*	81,231	1,810,639
Amplitude, Inc. Class A*	109,680	1,341,386
D-Wave Quantum, Inc. (Canada)*(a)	49,542	851,627
Life360, Inc.*	58,928	4,513,296

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND July 31, 2025

Investments	Shares	Fair Value
Software (continued)
Opera Ltd. ADR	170,793	$2,830,040
Red Violet, Inc.	28,672	1,271,030
Viant Technology, Inc. Class A*	69,793	1,011,999
Weave Communications, Inc.*	111,660	815,118
Total		17,011,136

Specialty Retail 0.63%
Warby Parker, Inc. Class A*	47,127	1,128,692
Total Common Stocks (cost $129,369,834)		177,753,328

	Principal Amount

SHORT-TERM INVESTMENTS 1.83%

Repurchase Agreements 0.35%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $625,100 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $636,562; proceeds: $624,036 (cost $623,967)	$623,967	623,967

Time Deposits 0.15%
CitiBank N.A.(c) (cost $265,720)	265,720	265,720
Investments	Shares	Fair Value
Money Market Funds 1.33%
Fidelity Government Portfolio(c) (cost $2,391,476)	2,391,476	$2,391,476
Total Short-Term Investments (cost $3,281,163)		3,281,163
Total Investments in Securities 100.99% (cost $132,650,997)		181,034,491
Other Assets and Liabilities – Net (0.99)%		(1,775,231)
Net Assets 100.00%		$179,259,260

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$177,753,328	$–	$–	$177,753,328
Short-Term Investments
Repurchase Agreements	–	623,967	–	623,967
Time Deposits	–	265,720	–	265,720
Money Market Funds	2,391,476	–	–	2,391,476
Total	$180,144,804	$889,687	$–	$181,034,491

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND July 31, 2025

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.14%

COMMON STOCKS 99.14%

Aerospace & Defense 2.02%
Curtiss-Wright Corp.	46,469	$22,780,033

Banks 5.12%
East West Bancorp, Inc.	212,295	21,282,573
First BanCorp	887,513	18,486,896
Wintrust Financial Corp.	139,805	17,892,244
Total		57,661,713

Beverages 1.25%
Coca-Cola Consolidated, Inc.	126,136	14,095,698

Biotechnology 1.10%
United Therapeutics Corp.*	44,914	12,337,876

Building Products 3.22%
A.O. Smith Corp.	239,695	16,968,009
Allegion PLC (Ireland)(a)	116,128	19,267,958
Total		36,235,967

Capital Markets 7.52%
Cboe Global Markets, Inc.	83,267	20,070,678
Moelis & Co. Class A	282,369	19,805,362
SEI Investments Co.	262,019	23,089,114
TPG, Inc.	381,385	21,765,642
Total		84,730,796

Chemicals 1.15%
Avient Corp.	410,431	12,957,307

Commercial Services & Supplies 1.51%
Brady Corp. Class A	241,394	17,035,175

Construction & Engineering 3.46%
AECOM	146,138	16,475,598
EMCOR Group, Inc.	35,892	22,521,871
Total		38,997,469

Construction Materials 1.03%
Eagle Materials, Inc.	51,898	11,640,202
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 3.06%
BJ’s Wholesale Club Holdings, Inc.*	167,966	$17,787,600
Maplebear, Inc.*	347,088	16,649,811
Total		34,437,411

Electric: Utilities 1.81%
IDACORP, Inc.	162,355	20,347,952

Electronic Equipment, Instruments & Components 9.09%
Advanced Energy Industries, Inc.	139,410	19,366,837
Belden, Inc.	198,885	24,592,130
Jabil, Inc.	102,561	22,888,539
Littelfuse, Inc.	77,649	19,981,417
TD SYNNEX Corp.	108,477	15,662,994
Total		102,491,917

Energy Equipment & Services 2.05%
TechnipFMC PLC (United Kingdom)(a)	636,648	23,154,888

Ground Transportation 1.35%
Landstar System, Inc.	114,336	15,248,992

Health Care Equipment & Supplies 2.71%
Globus Medical, Inc. Class A*	257,091	13,530,699
Integer Holdings Corp.*	156,968	17,032,598
Total		30,563,297

Health Care Providers & Services 1.33%
Labcorp Holdings, Inc.	57,818	15,037,305

Hotels, Restaurants & Leisure 3.00%
Choice Hotels International, Inc.(b)	103,073	13,163,453
Texas Roadhouse, Inc.	111,446	20,631,998
Total		33,795,451

Industrial REITS 1.43%
First Industrial Realty Trust, Inc.	330,833	16,118,184

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND July 31, 2025

Investments	Shares	Fair Value
Insurance 6.96%
American Financial Group, Inc.	172,194	$21,507,031
RenaissanceRe Holdings Ltd.	86,249	21,022,331
Ryan Specialty Holdings, Inc.	266,464	16,304,932
White Mountains Insurance Group Ltd.	10,978	19,626,468
Total		78,460,762

Leisure Products 2.65%
Acushnet Holdings Corp.	225,510	17,955,106
YETI Holdings, Inc.*	325,054	11,942,484
Total		29,897,590

Life Sciences Tools & Services 2.13%
Azenta, Inc.*	389,498	12,736,585
Bio-Techne Corp.	206,652	11,310,064
Total		24,046,649

Machinery 5.73%
AGCO Corp.	159,578	18,825,417
Crane Co.	106,652	20,879,262
Lincoln Electric Holdings, Inc.	102,313	24,913,215
Total		64,617,894

Metals & Mining 1.04%
Reliance, Inc.	40,551	11,765,062

Multi-Utilities 1.59%
CMS Energy Corp.	242,620	17,905,356

Oil, Gas & Consumable Fuels 3.23%
Expand Energy Corp.	172,327	18,056,423
Permian Resources Corp.	1,297,049	18,366,214
Total		36,422,637

Personal Care Products 1.08%
Interparfums, Inc.	100,900	12,168,540
Investments	Shares	Fair Value
Professional Services 4.62%
CACI International, Inc. Class A*	39,167	$18,039,145
Genpact Ltd.	408,861	18,010,327
Paylocity Holding Corp.*	86,593	16,009,314
Total		52,058,786

Real Estate Management & Development 1.04%
Marcus & Millichap, Inc.	377,549	11,764,427

Residential REITS 0.89%
American Homes 4 Rent Class A	288,660	10,013,615

Semiconductors & Semiconductor Equipment 3.66%
Nova Ltd. (Israel)*(a)	50,797	13,338,784
Silicon Motion Technology Corp. ADR	364,264	27,880,767
Total		41,219,551

Software 6.47%
Commvault Systems, Inc.*	120,083	22,809,766
Descartes Systems Group, Inc. (Canada)*(a)	203,545	21,526,919
Docusign, Inc.*	179,696	13,592,205
Dolby Laboratories, Inc. Class A	198,709	14,970,736
Total		72,899,626

Specialty Retail 1.82%
Dick’s Sporting Goods, Inc.	97,060	20,529,161

Textiles, Apparel & Luxury Goods 1.33%
Ralph Lauren Corp.	50,292	15,024,735

Trading Companies & Distributors 1.69%
AerCap Holdings NV (Ireland)(a)	177,328	19,018,428
Total Common Stocks (cost $862,575,155)		1,117,480,452

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND July 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.21%

Repurchase Agreements 1.05%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $11,832,800 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $12,048,721; proceeds: $11,813,696 (cost $11,812,384)	$11,812,384	$11,812,384

Time Deposits 0.01%
CitiBank N.A.(c) (cost $185,046)	185,046	185,046
Investments	Shares	Fair Value
Money Market Funds 0.15%
Fidelity Government Portfolio(c) (cost $1,665,413)	1,665,413	$1,665,413
Total Short-Term Investments (cost $13,662,843)		13,662,843
Total Investments in Securities 100.35% (cost $876,237,998)		1,131,143,295
Other Assets and Liabilities – Net (0.35)%		(3,903,026)
Net Assets 100.00%		$1,127,240,269

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,117,480,452	$–	$–	$1,117,480,452
Short-Term Investments
Repurchase Agreements	–	11,812,384	–	11,812,384
Time Deposits	–	185,046	–	185,046
Money Market Funds	1,665,413	–	–	1,665,413
Total	$1,119,145,865	$11,997,430	$–	$1,131,143,295

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Focused Growth Fund (“Focused Growth Fund”), Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”), Lord Abbett Focused Small Cap Value (“Focused Small Cap Value Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Fund (“Global Equity Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett Health Care Fund (“Health Care Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett International Value Fund (“International Value Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”). All funds are diversified except Focused Growth Fund. Effective February 7, 2025, the Focused Large Cap Value Fund’s classification changed from non-diversified to diversified.

Each of Focused Large Cap Value Fund’s, Global Equity Fund’s, Health Care Fund’s and International Equity Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund’s, Focused Small Cap Value Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s and Value Opportunities Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other

Notes to Schedule of Investments (unaudited)(continued)

instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 -	unadjusted quoted prices in active markets for identical investments;

●	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments as of July 31, 2025 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
International Equity Fund	$1,988,352	$ 2,112,000
International Opportunities Fund	97,575	103,084
International Value Fund	3,189,648	3,388,000
Micro Cap Growth Fund	2,565,438	2,657,196
Value Opportunities Fund	1,770,316	1,850,459

Notes to Schedule of Investments (unaudited)(concluded)

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated funds during the period ended July 31, 2025:

Affiliated funds	Value at 10/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 7/31/2025	Shares as of 7/31/2025	Dividend Income	Capital Gain Distributions
Lord Abbett Developing Growth Fund, Inc. - Class I	$125,631,946	$418,573	$8,356,903	$2,231,415	$1,813,441	$121,738,472	4,063,367	$260,643	$–
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	62,738,156	4,086,825	3,413,661	(101,677)	(4,002,286)	59,307,357	2,072,235	–	4,086,825
Lord Abbett Securities Trust - International Opportunities Fund - Class I	120,425,318	2,534,129	20,557,775	4,095,981	9,699,988	116,197,641	5,257,812	2,382,740	–
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	64,645,294	180,090	7,100,497	2,684,742	(589,322)	59,820,307	2,854,022	–	–
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	126,277,568	9,548,504	9,036,658	(646,725)	(8,294,155)	117,848,534	5,759,948	247,791	9,300,714
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	127,069,955	7,940,777	7,053,757	210,120	(9,955,873)	118,211,222	5,940,262	259,151	7,681,626
Total	$626,788,237	$24,708,898	$55,519,251	$8,473,856	$(11,328,207)	$593,123,533		$3,150,325	$21,069,165

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2025, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	%
Lord Abbett Developing Growth Fund, Inc. - Class I	20.52%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	19.87%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.59%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.09%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	19.93%
Total	100.00%

Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

QPHR-SET-3Q
(09/25)